Asset or Liability Financial Commodity Derivative Instrument Positions (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Natural Gas Liquids bbl	Dec. 31, 2012 Natural Gas Mcf	Dec. 31, 2012 Oil bbl	Dec. 31, 2012 2013-Swap Natural Gas Liquids bbl OptionPlan	Dec. 31, 2012 2013-Swap Natural Gas Mcf OptionPlan	Dec. 31, 2012 2013-Swap Oil bbl OptionPlan	Dec. 31, 2012 2013- Three Way Collar Natural Gas Mcf OptionPlan	Dec. 31, 2012 2013- Three Way Collar Oil bbl OptionPlan	Dec. 31, 2012 2013-Collar Natural Gas Mcf OptionPlan	Dec. 31, 2012 2013-Collar Oil bbl OptionPlan	Dec. 31, 2012 2013-Put Natural Gas Mcf OptionPlan	Dec. 31, 2012 2013 - Swaption Natural Gas Mcf OptionPlan	Dec. 31, 2012 2014 - Call Natural Gas Mcf OptionPlan	Dec. 31, 2012 2014-3-Collar Natural Gas Mcf OptionPlan	Dec. 31, 2012 2014-3-Collar Oil bbl OptionPlan	Dec. 31, 2012 2014- Swap Natural Gas Mcf OptionPlan	Dec. 31, 2012 2014-Collar Natural Gas Mcf OptionPlan
Derivatives, Fair Value [Line Items]
Volume			108,000	27,090,000	1,080,000	108,000	6,570,000	120,000	2,520,000	60,000	3,360,000	540,000	2,640,000	1,200,000	1,800,000	4,800,000	360,000	2,400,000	1,800,000
Put Option						0	0.00	0.00	3.35	65.00	0.00	0.00	0.00	0.00	0.00	2.91	65.00	0.00	0.00
Floor						0	0.00	0.00	4.17	80.00	4.77	72.44	5.00	0.00	0.00	3.91	82.33	0.00	3.51
Ceiling						0	0.00	0.00	4.88	100.00	5.68	112.56	0.00	0.00	5.00	4.68	104.27	0.00	4.43
Swap						43.26	3.84	91.41	0.00	0.00	0.00	0.00	0.00	4.50	0.00	0.00	0.00	3.84	0.00
Fair Market Value	$ 9,800,000	$ 15,300,000	$ 535,000	$ 10,263,000	$ (988,000)	$ 535,000	$ 1,631,000	$ (217,000)	$ 986,000	$ (45,000)	$ 4,211,000	$ (217,000)	$ 3,378,000	$ 354,000	$ (366,000)	$ 430,000	$ (509,000)	$ (195,000)	$ (166,000)